Intangible Assets, Net (Details) - Schedule of future minimum amortization expenses of intangible assets - Intangible Assets [Member]	Dec. 31, 2022 USD ($)
Schedule of future minimum amortization expenses of intangible assets
2023	$ 14,985,735
2024	14,985,735
2025	14,985,735
2026	14,985,735
2027	14,985,735
Thereafter	12,731,044
Total	$ 87,659,719